Shareholders' Loans, Loans Payable and Debt Conversion (Tables)	12 Months Ended
Aug. 31, 2018
Shareholders Loans Loans Payable And Debt Conversion
Schedule of debt conversion

Significant assumptions utilized in the Binomial Lattice process for the warrant component of the conversion were as follows:

November 18, 2015
Market value on valuation date	$6.60
Contractual exercise rate	$10.00
Term	1.79 years
Expected market volatility	183.30%
Risk free rate using zero coupon US Treasury Security rate	0.90%

February 29, 2016
Market value on valuation date	$8.10
Contractual exercise rate	$3.50
Term	3 years
Expected market volatility	169.73%
Risk free rate using zero coupon US Treasury Security rate	0.91%